BALANCE SHEET INFORMATION - Schedule of Service Parts Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Inventory
Service Parts Inventories Finished Goods	$ 6,300	$ 3,660	$ 19,834	$ 19,234
Service Parts Inventories Component Parts	2,728	6,123	5,470	5,020
Service Parts Inventories	$ 9,028	$ 9,783	$ 25,304	$ 24,254